Discontinued Operations (Details) - Schedule of classes of assets and liabilities of discontinued operations - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash		$ 570
Prepaid expenses and other current assets		3,305
Total current assets		3,875
Noncurrent assets
Long-term investment		169
Long-term receivables		4,597
Property, plant and equipment, net		234
Total noncurrent assets		5,000
TOTAL ASSETS		8,875
Current liabilities
Short-term loan		1,569
Accounts payable		161
Advance from customers		470
Accrued expenses and other current liabilities		15,726
Tax payable		9,408
Total current liabilities		27,334
Noncurrent liabilities
Other long-term liabilities		52,659
Total noncurrent liabilities		52,659
Total liabilities		$ 79,993